SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On January 28, 2025, the Group completed a workforce reduction designed to improve operational efficiencies and realign the Group’s clinical development support as a result of the Group’s recently announced pipeline reprioritization (the “Realignment Plan”). The Realignment Plan reduced the Group’s workforce by approximately 27%.

The Group incurred charges associated with the Realignment Plan in 2025 of approximately $0.8 million primarily related to employee severance payments, benefits and related termination costs.